Business Acquisitions - Schedule of Preliminary Allocation of Purchase Consideration (Details) CAD in Millions, $ in Billions			12 Months Ended
	Oct. 14, 2016 USD ($)	Oct. 14, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Oct. 31, 2016	Dec. 31, 2015 CAD
Business Combination, Consideration Transferred [Abstract]
Share consideration			CAD 0	CAD 4,684
Fair value assigned to net assets:
Goodwill (Note 12)			CAD 11,644	CAD 12,364		CAD 4,173
ITC
Business Combination, Consideration Transferred [Abstract]
Share consideration	$ 3.5	CAD 4,684
Cash consideration	3.5	4,658
Total consideration	$ 7.0	9,342
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Purchase consideration for 80.1% of ITC common shares		7,721
19.9% minority shareholder investment and shareholder note		1,621
Total consideration		9,342
Fair value assigned to net assets:
Current assets		319
Long-term regulatory assets		319
Property, plant and equipment		8,345
Intangible assets		399
Other long-term assets		71
Current liabilities		(625)
Assumed short-term borrowings		(311)
Assumed long-term debt (including current portion)		(6,006)
Long-term regulatory liabilities		(327)
Deferred income taxes		(910)
Other long-term liabilities		(166)
Fair value of net assets acquired, excluding cash and cash equivalents		1,108
Cash and cash equivalents		134
Fair value of net assets acquired		1,242
Goodwill (Note 12)		CAD 8,100
ITC
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Controlling ownership interest (percent)		80.10%			80.10%
Noncontrolling ownership (percent)		19.90%			19.90%